Offerings	Dec. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Class A Common Stock
Amount Registered | shares	28,750,000
Proposed Maximum Offering Price per Unit	10.57
Maximum Aggregate Offering Price	$ 303,887,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,966.86
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents the maximum number of shares of Class A common stock, $0.0001 par value per share (“Pubco Class A Common Stock”) of the registrant, ReserveOne Holdings, Inc., a Delaware corporation (“Pubco”) issuable to former public shareholders of M3-Brigade Acquisition V Corp., a Cayman Islands exempted company incorporated with limited liability (“M3-Brigade”), pursuant to the business combination agreement entered into July 7, 2025, by and among ReserveOne, Inc., a Delaware corporation (“ReserveOne”), Pubco, a wholly-owned subsidiary of ReserveOne, R1 SPAC Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Pubco, and R1 Company Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Pubco (as amended, restated or otherwise modified from time to time, the “Business Combination Agreement,” and all of the transactions contemplated thereunder, the “Business Combination). The 28,750,000 shares of Pubco Class A Common Stock to be issued to public shareholders of M3-Brigade assumes no redemptions of M3-Brigade public shares at the closing of the Business Combination.

Pursuant to Rules 457(c) and 457(f)(1) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $10.57, which is the average of the high $10.58 and low $10.56 prices of Class A ordinary shares of M3-Brigade on The Nasdaq Capital Market on December 3, 2025 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission).

Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Class A Common Stock
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 83.33
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.01
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents the maximum number of shares of Pubco Class A Common Stock issuable to former stockholders of common stock of ReserveOne, par value $0.0001 per share (the “ReserveOne Stock”), in connection with the Business Combination.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. ReserveOne is a private company, no market exists for its securities, and ReserveOne has an accumulated deficit. Therefore, the proposed maximum aggregate offering price of ReseveOne shares is one-third of the aggregate par value of the shares of ReserveOne Stock expected to be exchanged in the Business Combination.

Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Public Warrants to purchase Pubco Class A Common Stock
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents 14,375,000 public warrants of M3-Brigade issued and outstanding, each of which will be assumed by Pubco in connection with the Business Combination and converted into a warrant to acquire one share of Pubco Class A Common Stock (“Public Warrants”).

Pursuant to Rule 457(g) of the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of the Pubco Class A Common Stock underlying the Public Warrants and Private Warrants is calculated on the basis of the exercise price of $11.50 per share. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the warrants has been allocated to the underlying shares of Pubco Class A Common Stock and those shares of Pubco Class A Common Stock are included in the registration fee.

Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Pubco Class A Common Stock underlying Public Warrants
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 165,312,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,829.66
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents the maximum number of shares of Pubco Class A Common Stock issuable upon exercise of Public Warrants pursuant to their terms. Each whole warrant will entitle the warrant holder to purchase one share of Pubco Class A Common Stock at a price of $11.50 per share.

Pursuant to Rule 457(g) of the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of the Pubco Class A Common Stock underlying the Public Warrants and Private Warrants is calculated on the basis of the exercise price of $11.50 per share. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the warrants has been allocated to the underlying shares of Pubco Class A Common Stock and those shares of Pubco Class A Common Stock are included in the registration fee.

Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Private Warrants to purchase Pubco Class A Common Stock
Amount Registered | shares	8,337,500
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents 8,337,500 private placement warrants of M3-Brigade issued and outstanding, each of which will be assumed by Pubco in connection with the Business Combination and converted into a warrant to acquire one share of Pubco Class A Common Stock (“Private Warrants”).

Pursuant to Rule 457(g) of the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of the Pubco Class A Common Stock underlying the Public Warrants and Private Warrants is calculated on the basis of the exercise price of $11.50 per share. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the warrants has been allocated to the underlying shares of Pubco Class A Common Stock and those shares of Pubco Class A Common Stock are included in the registration fee.

Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Pubco Class A Common Stock underlying Private Warrants
Amount Registered | shares	8,337,500
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 95,881,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,241.20
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents the maximum number of shares of Pubco Class A Common Stock issuable upon exercise of Private Warrants pursuant to their terms. Each whole warrant will entitle the warrant holder to purchase one share of Pubco Class A Common Stock at a price of $11.50 per share.

Pursuant to Rule 457(g) of the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of the Pubco Class A Common Stock underlying the Public Warrants and Private Warrants is calculated on the basis of the exercise price of $11.50 per share. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the warrants has been allocated to the underlying shares of Pubco Class A Common Stock and those shares of Pubco Class A Common Stock are included in the registration fee.

Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.